Cash Flow Information - Change in Liabilities Arising From Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of non-cash investing activities [line items]
Beginning balance	$ 213,868,147	$ 6,817,601	$ 191,733,723	$ 202,279,392
Net financing cash flows	65,979,480	2,103,267	14,939,523	(11,954,082)
Interest under operating activities	(5,947)	(190)	13,538	22
Convertible bonds classified separately as equity components and embedded derivative liability	(522,771)	(16,665)	(100,872)	(412,264)
Non-cash changes
Additions to lease liabilities	2,402,174	76,576	1,342,690	1,644,665
Convertible bonds issued by subsidiaries and converted to subsidiaries' ordinary shares	(6,608,846)	(210,674)	(99)	(228)
Amortization of discount	87,617	2,793	443,314	411,116
Lease modifications	(298,011)	(9,500)	(409,679)	(113,514)
Adjustments for government subsidy			(748)	(1,002)
Acquisitions through business combinations	56,394	1,798	96,894	143,629
Reclassification				(8,226)
Effects of foreign currency exchange	(2,013,371)	(64,180)	5,809,863	(255,785)
Ending balance	272,944,866	8,700,826	213,868,147	191,733,723
Income tax paid
Operating activities	7,108,597	226,605	9,072,635	15,474,646
Investing activities	0	0	1,170,149	0
Total taxes paid	7,108,597	226,605	10,242,784	15,474,646
Short-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	47,444,862	1,512,428	50,254,188	46,731,130
Net financing cash flows	(5,839,428)	(186,147)	(4,514,729)	3,231,840
Non-cash changes
Effects of foreign currency exchange	(497,581)	(15,861)	1,705,403	291,218
Ending balance	41,107,853	1,310,420	47,444,862	50,254,188
Short-term Bills Payable [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	0	0	2,787,340	0
Net financing cash flows	2,198,419	70,080	(2,787,340)	2,787,340
Convertible bonds classified separately as equity components and embedded derivative liability				0
Non-cash changes
Convertible bonds issued by subsidiaries and converted to subsidiaries' ordinary shares				0
Amortization of discount				0
Acquisitions through business combinations	22,000	702
Effects of foreign currency exchange				0
Ending balance	2,220,419	70,782	0	2,787,340
Bonds Payable [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	32,976,164	1,051,201	45,009,486	47,850,324
Net financing cash flows	(10,623,145)	(338,640)	(12,867,386)	(2,573,366)
Convertible bonds classified separately as equity components and embedded derivative liability	(522,771)	(16,665)	(100,872)	(412,264)
Non-cash changes
Convertible bonds issued by subsidiaries and converted to subsidiaries' ordinary shares	(6,608,846)	(210,674)	(99)	(228)
Amortization of discount	11,333	361	366,988	319,578
Adjustments for government subsidy				0
Effects of foreign currency exchange	(265,105)	(8,451)	568,047	(174,558)
Ending balance	14,967,630	477,132	32,976,164	45,009,486
Long-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	125,635,098	4,004,944	85,460,703	99,989,451
Net financing cash flows	81,306,931	2,591,869	36,656,269	(14,263,230)
Interest under operating activities				0
Non-cash changes
Additions to lease liabilities				0
Amortization of discount	76,284	2,432	76,326	91,538
Lease modifications				0
Adjustments for government subsidy			(748)	(1,002)
Acquisitions through business combinations	14,467	461
Effects of foreign currency exchange	(1,231,923)	(39,270)	3,442,548	(356,054)
Ending balance	205,800,857	6,560,436	125,635,098	85,460,703
Lease liabilities [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	7,812,023	249,028	8,222,006	7,708,487
Net financing cash flows	(1,063,297)	(33,895)	(1,547,291)	(1,136,666)
Interest under operating activities	(5,947)	(190)	13,538	22
Convertible bonds classified separately as equity components and embedded derivative liability				0
Non-cash changes
Additions to lease liabilities	2,402,174	76,576	1,342,690	1,644,665
Convertible bonds issued by subsidiaries and converted to subsidiaries' ordinary shares				0
Amortization of discount				0
Lease modifications	(298,011)	(9,500)	(409,679)	(113,514)
Adjustments for government subsidy				0
Acquisitions through business combinations	19,927	635	96,894	143,629
Reclassification				(8,226)
Effects of foreign currency exchange	(18,762)	(598)	93,865	(16,391)
Ending balance	$ 8,848,107	$ 282,056	$ 7,812,023	$ 8,222,006